Unaudited Interim Condensed Statements of Comprehensive Loss (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Diluted loss per share	$ (0.16)	$ (0.19)	$ (0.34)	$ (0.42)
Weighted average number of shares outstanding used to compute diluted loss per ordinary share	18,891,950	15,671,472	17,337,358	12,414,547